Carrying amount of goodwill by reportable segments and Corporate group (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning Balance	$ 647,757	$ 648,350
Goodwil, Acquired During Period	0	0
Goodwill Purchase Accounting Adjustments	0	(439)
Other	0	(154)
Ending Balance	647,757	647,757
Banco Popular De Puerto Rico [Member]
Goodwill [Line Items]
Beginning Balance	245,679	246,272
Goodwil, Acquired During Period	0	0
Goodwill Purchase Accounting Adjustments	0	(439)
Other	0	(154)
Ending Balance	245,679	245,679
Banco Popular North America [Member]
Goodwill [Line Items]
Beginning Balance	402,078	402,078
Goodwil, Acquired During Period	0	0
Goodwill Purchase Accounting Adjustments	0	0
Other	0	0
Ending Balance	$ 402,078	$ 402,078